DEFINED BENEFIT PENSION PLANS - Pension plans with PBO and ABO (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DEFINED BENEFIT PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFIT PLANS
ABO	$ 613.7	$ 524.5	$ 496.0
Plans with PBO in excess of plan assets
PBO	633.7	543.2
ABO	610.9	521.6
Fair value of plan assets	427.6	374.8
Plans with ABO in excess of plan assets
PBO	618.6	530.0
ABO	598.3	510.5
Fair value of plan assets	$ 413.3	$ 362.3